Business and Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2013 Country	Dec. 31, 2012 Country	Feb. 21, 2013 Initial Public Offering
Business And Basis Of Presentation [Line Items]
Number of countries in which company provides services	30	30
Initial public offering, number of shares sold			7,273,750
Initial public offering, number of shares exercise of an overallotment option granted to the underwriters			948,750
Initial public offering, number of shares sold by selling stockholders			1,104,107
Initial public offering, price per share			$ 16.00
Initial public offering, net proceeds received	$ 88,422		$ 88,400
Number of common shares issued for convertible preferred stock		1	21,444,251